Stock-based Compensation Plans - Stock Options (Details) - Options	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period	10 years
Expiration period after termination, death or retirement	3 years
Award vesting period	4 years